Financial Instruments - Net Effect of Expired Contracts That Did Not Meet Hedging Criteria (Detail) - Derivative Contract Not Met Hedging Criteria [member] - Market value gain (loss) on financial instruments [member] - MXN ($)
$ in Millions
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cross-currency swaps [member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts	$ 212	$ 293	$ 186
Embedded Derivative [Member]
Disclosure of detailed information about hedges [line items]
Net effects of expired contracts		$ (4)